As filed with the Securities and Exchange Commission on February 22, 2002

                                                    Registration No. __________

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                     ------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No. /__/ Post-Effective Amendment No. /__/

                        (Check appropriate box or boxes)



                             USAA MUTUAL FUND, INC.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                     -------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (210) 498-0600
                                                           --------------

                          Michael D. Wagner, Secretary
                              USAA Investment Trust
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
                       ------------------------------------
               (Name and Address of Agent for Service of Process)

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective

            It is proposed that this filing will become effective on
        March 25, 2002, pursuant to Rule 488 under the Securities Act of
                                1933, as amended.

   The title of securities being registered is shares of beneficial interest.
      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the
                   Investment Company Act of 1940, as amended.

                             USAA MUTUAL FUND, INC.

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

     This  Registration   Statement   consists  of  the  following  papers  and
documents:

           Cover Sheet

           Table of Contents of Registration Statement on Form N-14

           USAA Income Fund

                    Part A - Prospectus and Information Statement

                    Part B - Statement of Additional Information

                    Part C - Other Information

           Signature Page

           Exhibits

[USAA    9800 Fredericksburg Road
EAGLE    San Antonio, Texas
LOGO]



Dear [salutation]:

In an effort to better serve you, our valued shareholder, USAA continually monitors its mutual fund offerings to ensure we offer the right variety of funds. After careful consideration, we believe that two of our funds, the Growth Strategy Fund and the Income Strategy Fund, share similar goals and objectives with other USAA funds.

Therefore, effective April 26, 2002, the directors/trustees have approved the merger USAA Growth Strategy Fund into the USAA Cornerstone Strategy Fund, and the USAA Income Strategy Fund into the USAA Income Fund. In addition to offering comparable objectives and investment strategies, the directors/trustees believe the mergers provide the following key benefits:

      o  Lower fund operating expenses(1)
      o  Higher historical returns
      o  Lower portfolio volatility

In addition, for new Cornerstone Strategy Fund shareholders, the directors/trustees have approved changes that improve diversification and increase portfolio managers' ability to take advantage of rapidly changing markets.

The merger process will not require any action on your part. Your assets will automatically be invested into the designated fund(s) on April 26, 2002. We have enclosed a Prospectus and Information Statement that describes the merger. Please keep in mind:

      o No tax implications are created by the merger other than a special dividend in April. You'll receive a Substitute Form 1099-DIV to file with your 2002 tax return.
      o Exchanges or redemptions before the merger are considered a taxable event for 2002.
      o Cost basis and total return calculations will be updated to reflect the merger.
      o Any special plans (for example, automatic investments, automatic withdrawals and systematic exchanges) on your current account should automatically transfer to your new one. We may call you to verify this transfer. Please contact us if you wish to change your current special plan.

I am confident you will be pleased with your USAA mutual fund(s). HOWEVER, IF YOU DO NOT WANT TO HAVE YOUR ACCOUNT MERGED INTO THE DESIGNATED FUND(S), PLEASE CONTACT US TO DISCUSS INVESTMENT ALTERNATIVES NO LATER THAN APRIL 25, 2002. You are a valued member of USAA, and we want you to be comfortable with your investment options/plan. If you have questions concerning your account, please call one of our member service representatives at 1-800-531-8448 (210-456-7202 in San Antonio).

Sincerely,



/s/ Christopher W. Claus
------------------------------
Christopher W. Claus
President and Vice Chairman of the Board

Encl:

Past performance is no guarantee of future results. * (1)The expense ratio for the Growth Strategy Fund was capped at 0.98% through 9/30/02, after which it would return to 1.35%. * If you are a Growth Strategy Fund or an Income Strategy Fund shareholder already having a Cornerstone Strategy Fund account or an Income Fund account, respectively, opened prior to 1992, and you would like cost basis information to appear on your account statement, please visit us at USAA.COM or call 1-800-531-8448 to obtain the Request for Average Basis Service form.

                                USAA INCOME FUND

                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS 78288
                                 (800) 531-8181

                      PROSPECTUS AND INFORMATION STATEMENT


     This Prospectus and Information Statement is being furnished to shareholders of USAA Income Strategy Fund (Income Strategy Fund) in connection with an Agreement and Plan of Reorganization and Termination (Plan). Pursuant to the Plan, shareholders of Income Strategy Fund will receive, in exchange for shares of that Fund, shares of USAA Income Fund (Income Fund) equal in total value to their holdings in Income Strategy Fund as of the closing date of the Reorganization, which is expected to be April 26, 2002. When the Reorganization is complete, Income Strategy Fund will be dissolved.

     The Board of Trustees of USAA Investment Trust (Trust) has determined to dissolve Income Strategy Fund. The Board of Trustees determined that the shareholders of Income Strategy Fund should benefit by becoming shareholders of Income Fund because the Income Fund has consistently outperformed the Income Strategy Fund with less volatility; the Reorganization will result in an increase in the assets of Income Fund, which over time may result in a slight decrease in the operating expenses of Income Fund. In addition, the Board of Trustees was advised by legal counsel that the Reorganization will be treated as a tax-free transaction to Income Strategy Fund and its shareholders. Shareholders of Income Strategy Fund are not being asked to vote on the Plan or approve the Reorganization.

     Income Strategy Fund is a series of the Trust, a Massachusetts business trust registered as an open-end, diversified management investment company consisting of eleven separate series. Income Fund is a series of USAA Mutual Fund, Inc. (Company), a Maryland corporation registered as an open-end, diversified management investment company consisting of eighteen separate series. USAA Investment Management Company (IMCO) serves as the investment manager to both the of Income Strategy Fund and the Income Fund (collectively, the "Funds").

     The investment objective of Income Fund is maximum current income without undue risk to principal. The investment objective of Income Strategy Fund is to seek high current return, with reduced risk over time, through an asset allocation strategy that emphasizes income and gives secondary emphasis to long-term growth of capital.

     This Prospectus and Information Statement sets forth concisely information about Income Fund that investors should know before the closing date.
Additional information relating to Income Fund and the Company, including financial statements, is contained in the Company's Statement of Additional Information (Company SAI) dated December 1, 2001, which has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. The Company SAI is available without charge upon request by calling IMCO at 1-800-531-8181. Income Fund's Annual Report to Shareholders (Income Fund Annual Report) and Semiannual Report to Shareholders (Income Semiannual Report), dated July 31, 2001, and January 31, 2002, respectively; and Income Strategy Fund's Annual Report to Shareholders (Income Strategy Fund Annual
Report) and Semiannual Report to Shareholders (Income Strategy Semiannual Report), dated May 31, 2001, and November 30, 2001, respectively, also have been filed with the SEC. You can obtain a free copy of the Income Fund Annual Report or the Income Strategy Fund Annual Report by calling IMCO at the phone number shown above.

     Investors are advised to read and retain this Prospectus and Information Statement for future reference.

     WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT AND YOU ARE REQUESTED NOT TO SEND TO US A PROXY OR WRITTEN CONSENT. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Prospectus and Information Statement is March 25, 2002.

                                TABLE OF CONTENTS

                                                                         Page

SYNOPSIS..............................................................     1
   The Reorganization.................................................     1
   Investment Objectives and Policies.................................     1
   Certain Differences Between Income Strategy Fund and Income Fund...     3
   Fees and Expenses..................................................     3
   Purchases/Redemptions/Exchanges....................................     4
   Dividends and Other Distributions..................................     4
   Federal Income Tax Consequences....................................     4

COMPARISON OF PRINCIPAL RISK FACTORS..................................     5

THE REORGANIZATION....................................................     6
   Reorganization Plan................................................     6
   Reasons for the Reorganization.....................................     7
   Description of the Securities to be Issued.........................     8
   Capitalization.....................................................     9

ADDITIONAL INFORMATION ABOUT INCOME FUND .............................     10
   Investment Performance.............................................     10
   Management's Discussion of Fund Performance........................     11
   Management Information.............................................     11
   Shareholder Information............................................     12
   Financial Highlights...............................................     19

INFORMATION REGARDING FIVE PERCENT SHARE OWNERSHIP AND
INTERESTS OF AFFILIATED PERSONS.......................................     20
   Five Percent Holders...............................................     20
   Shares Held by Officers and Directors/Trustees.....................     20

MISCELLANEOUS.........................................................     20
   Available Information..............................................     20
   Legal Matters......................................................     20
   Experts............................................................     20

STATEMENT OF ADDITIONAL INFORMATION...................................     21

PRO FORMA FINANCIAL STATEMENTS........................................     32

APPENDIX A: Agreement and Plan of Reorganization .....................     A-1
APPENDIX B: Management's Discussion of Fund Performance
(USAA Income Fund)....................................................     B-1

                                USAA INCOME FUND

                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS 78288

                      PROSPECTUS AND INFORMATION STATEMENT
                              DATED MARCH 25, 2002

                                    SYNOPSIS

     The following synopsis is a summary of certain information contained elsewhere in this Prospectus and Information Statement and the Agreement and Plan of Reorganization (Plan) and is qualified by reference to the more complete information contained herein. Shareholders should read this entire Prospectus and Information Statement carefully.

     The Plan is attached to this Prospectus and Information Statement as Appendix A. The transactions contemplated by the Plan (collectively, the "Reorganization") are described herein.

THE REORGANIZATION

     At a meeting held on February 20, 2002, the Board of Directors of USAA Mutual Fund, Inc. (Company) and the Board of Trustees of USAA Investment Trust (Trust) each unanimously approved the Plan, pursuant to which USAA Income Strategy Fund (Income Strategy Fund) will transfer substantially all of its assets to USAA Income Fund (Income Fund), and shareholders in Income Strategy Fund will receive shares of Income Fund in exchange for their shares of Income Strategy Fund. EACH INCOME STRATEGY FUND SHAREHOLDER WILL RECEIVE THE NUMBER OF FULL AND FRACTIONAL SHARES OF INCOME FUND EQUAL IN VALUE TO THE AGGREGATE VALUE OF THAT SHAREHOLDER'S SHARES OF INCOME STRATEGY FUND AS OF THE CLOSING DATE OF THE REORGANIZATION, WHICH IS EXPECTED TO BE APRIL 26, 2002 (CLOSING DATE).

     According to the specific terms of the Plan, Income Strategy Fund will transfer all of its assets to Income Fund in exchange for shares of Income Fund and Income Fund's assumption of all liabilities of Income Strategy Fund. Income Strategy Fund will then distribute to its shareholders the shares of Income Fund in exchange for their shares of Income Strategy Fund, and Income Strategy Fund will be dissolved. When the Reorganization is completed, each person who held shares in Income Strategy Fund will hold shares in Income Fund with exactly the same total value. The Reorganization will be treated as a tax-free transaction to Growth Strategy Fund and its shareholders.

     For the reasons set forth below under "Reasons for the Reorganization," the Board of Directors of the Company and the Board of Trustees of the Trust, including the Independent Directors/Trustees, each unanimously determined that the Reorganization is in the best interests of the shareholders of Income
Strategy Fund and Income Fund, and that interests of shareholders in Income Strategy Fund and Income Fund, respectively, will not be diluted as a result of the transaction.

INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of Income Strategy Fund is to seek high current return, with reduced risk over time, through an asset allocation strategy that emphasizes income and gives secondary emphasis to long-term growth of capital. The investment objective of Income Fund is maximum current income without undue risk to principal.

     The principal strategy of Income Strategy Fund is to provide a diversified investment program within one mutual fund by allocating its assets in preset target ranges of securities. Income Strategy Fund allocates its assets in each of the following investment categories according to the following percentage target ranges: bonds (75-85%), stocks (15-25%), and money market instruments (0-10%). A decline in the stock market may, in certain instances, be offset by a rise in the bond market, or vice versa. By investing in a mixture of stocks and bonds, Income Strategy Fund expects to entail less market risk (and potentially less return) than a mutual fund investing exclusively in stocks. The principal strategy of Income Fund is to invest its assets primarily in U.S. dollar-denominated securities that have been selected for their high yields relative to the risk involved.

     The investment categories and target ranges of Income Strategy Fund were selected to provide investors with a diversified investment in a single mutual fund. With regard to Income Strategy Fund, bonds provide a high current income while stocks provide the potential for long-term capital growth. Money market instruments provide a means for temporary investment of cash balances arising in the normal course of business. The primary emphasis of Income Strategy Fund is income. With regard to Income Fund, because the principal strategy is the investment of its assets primarily in U.S. dollar-denominated securities, when interest rates rise, the Fund may invest a greater portion of the Fund's portfolio in securities whose value may be less sensitive to interest rate changes.

     The following are the types of securities included in Income Strategy Fund's preset investment categories. The types of bonds that are included in the bonds category include the following: obligations of the U.S. government, its agencies and instrumentalities; mortgage-backed securities; asset-backed securities; corporate debt securities, such as notes and bonds; debt securities of real estate investment trusts (REITs); obligations of state and local governments and their agencies and instrumentalities; Eurodollar and Yankee obligations; and other debt securities. The types of stocks included in the stocks category consist primarily of domestic common stocks, and to a much lesser extent, may include some foreign stocks and REITs. Finally, the types of money market instruments that are included in the money market instruments category are investment-grade U.S. dollar-denominated debt securities that have remaining maturities of one year or less. They may carry either fixed or variable interest rates and may include any of the following: obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements collateralized by the same; commercial paper or other short-term corporate obligations; certificates of deposit; bankers' acceptances; and other suitable obligations.

     The following are the types of securities included in Income Fund: obligations of the U.S. government, its agencies and instrumentalities, and repurchase agreements collateralized by such obligations; mortgage-backed securities; asset-backed securities; corporate debt securities such as notes, bonds, and commercial paper; U.S. bank obligations, including certificates of deposit and banker's acceptances; obligations of state and local governments and their agencies and instrumentalities; master demand notes; Eurodollar and Yankee obligations; other debt securities; convertible securities; equity and debt securities of REITs; common stocks; and preferred stocks.

     Securities in which both Income Fund and Income Strategy Fund may invest include Eurodollar and Yankee obligations; repurchase agreements; variable rate securities; when-issued securities; mortgage-backed and asset-backed securities; collateralized mortgage obligations (CMOs); municipal lease obligations; REITs; illiquid securities (up to 15% of each Fund's net assets); treasury inflation-protected securities (TIPS); put bonds; master demand notes; and Section 4(2) commercial paper and Rule 144A securities. In addition, each Fund may invest in certain types of derivatives, such as futures contracts, options on futures contracts, and swaps, and each Fund may lend its securities. Income Strategy Fund may also invest in foreign securities, options, forward currency contracts, ADRs, and GDRs, while Income Fund may also invest in convertible securities.

     As a temporary defensive measure because of market, economic, political, or other conditions, each Fund may invest up to 100% of its total assets in investment-grade short-term debt instruments. This may result in either Fund not achieving its respective investment objective during the time they are in this temporary defensive posture. In addition, Income Strategy Fund may go outside its preset target ranges on a temporary defensive basis without shareholder notification whenever IMCO believes it is in the best interests of Income Strategy Fund and its shareholders.

CERTAIN DIFFERENCES BETWEEN INCOME STRATEGY FUND AND INCOME FUND

     While Income Strategy Fund and Income Fund are similar in several respects as discussed above and elsewhere in this Prospectus and Information Statement, a number of differences exist as well.

     First, although the investment objectives of Income Strategy Fund and Income Fund are similar, Income Strategy Fund seeks high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and gives secondary emphasis to income, while Income Fund seeks to maximum current income without undue risk to principal.

     Second, Income Strategy Fund has preset investment target ranges for each investment category (stocks, bonds, money market instruments) in which Income Strategy Fund invests while Income Fund does not have any preset target ranges.

     Third, although Income Fund may elect to invest a small portion of its securities in equity securities (including common and preferred stock), it is not required to do so. Stocks constitute a preset target investment category of 15-25% of net assets for Income Strategy Fund.

FEES AND EXPENSES

     This table discloses the fees and expenses that you may pay if you buy and hold shares of either Fund. As shown by this table, there are no transaction charges when you buy or sell shares of either Fund, nor will there be any such charges following the Reorganization. THERE WILL NOT BE ANY FEE PAYABLE IN CONNECTION WITH THE REORGANIZATION.

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

      Sales Charge Imposed on Purchases                            None
      Sales Charge Imposed on Reinvested Dividends                 None
      Deferred Sales Charges                                       None
      Redemption Fees                                              None
      Exchange Fees                                                None

     Set forth below is a comparison of each Fund's operating expenses for the six-month periods ended November 30, 2001, and January 31, 2002, respectively (as adjusted for changes in contractual expenses). The ratios also are shown on a pro forma (estimated) combined basis, giving effect to the Reorganization.

     ALTHOUGH THE PRO FORMA ESTIMATED TOTAL OPERATING EXPENSES FOR THE INCOME FUND AND INCOME STRATEGY FUND COMBINED EXCEED THE TOTAL OPERATING EXPENSES FOR THE INCOME FUND ALONE FOR THE SPECIFIED PERIOD, IMCO WILL VOLUNTARILY WAIVE FEES AND REIMBURSE EXPENSES TO THE INCOME FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE NET OPERATING EXPENSES AS A PERCENTAGE OF NET ASSETS OF THE INCOME FUND DO NOT EXCEED THE INCOME FUNDS TOTAL EXPENSE RATIO AS OF [MARCH 31, 2002.] IMCO WILL MAINTAIN THE INCOME FUNDS NET EXPENSE RATIO AT THE MARCH 31, 2002 LEVEL THROUGH SEPTEMBER 30, 2003.


   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                         MANAGEMENT    12B-1     OTHER     TOTAL OPERATING
                            FEES        FEES    EXPENSES      EXPENSES
-------------------------------------------------------------------------------
  Income Strategy Fund      .50%        None       .62%        1.12%*
  Income Fund               .24%        None       .31%         .55%
  Pro Forma Combined        .24%        None       .32%         .56%


  * IMCO VOLUNTARILY AGREED TO LIMIT THROUGH SEPTEMBER 30, 2002, THE INCOME STRATEGY FUND'S ANNUAL OPERATING EXPENSES TO .95% OF ITS AVERAGE NET ASSETS BY WAIVING FEES AND PAYING CERTAIN FUND EXPENSES. IMCO HAS INFORMED THE TRUST THAT IT WILL NO LONGER CONTINUE TO LIMIT THE FUND'S EXPENSES AFTER SEPTEMBER 30, 2002.

     Total Operating Expenses for each Fund are based upon current management fees for the Fund. "Other Expenses" are based on each Fund's expenses for the past six-month period.

EXAMPLE

     To illustrate the effect of Operating Expenses, assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $10,000 invested in each Fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:


                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
  ----------------------------------------------------------------------------
    Income Strategy Fund       $114         $356         $617        $1,363
    Income Fund                  56          176          307           689
    Pro Forma Combined           57          179          313           701


     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined Fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

PURCHASES/REDEMPTIONS/EXCHANGES

     Procedures to purchase, redeem and exchange shares of each of Income Fund and Income Strategy Fund are identical. For additional information relating to the purchase, redemption or exchange of Income Fund's shares, see "Shareholder Information," below.

DIVIDENDS AND OTHER DISTRIBUTIONS

     Income Strategy Fund pays net investment income dividends quarterly, whereas Income Fund pays net investment income monthly based on the projection of its annual net investment income. Therefore, the amount of each monthly distribution may be different from the actual net investment income. The purpose of this distribution procedure is to attempt to provide the shareholder with an even monthly distribution payment. If the total distributions in a year exceed net investment income for Income Fund's current year, a portion of the distributions could be a return of capital for federal income tax purposes and thereby reduce the shareholder's cost basis in Income Fund's shares. If the shareholder receives distributions in additional Income Fund shares rather than cash, the capital returned would be automatically reinvested, and the total cost basis in the Income Fund would remain the same. Ordinarily, any net capital gain distribution will be paid in December. Each Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax on the Funds.

FEDERAL INCOME TAX CONSEQUENCES

     The Company will receive an opinion of Kirkpatrick & Lockhart LLP, its counsel, to the effect that Income Strategy Fund's transfer of its assets to Income Fund in exchange solely for the latter's shares and its assumption of Income Strategy Fund's liabilities will qualify as a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither Fund nor their shareholders will recognize any gain or loss as a direct result of the transaction.

                      COMPARISON OF PRINCIPAL RISK FACTORS

     CREDIT RISK. Both Income Strategy Fund and Income Fund invest in bonds and are therefore subject to credit risk. Credit risk is the possibility that an issuer of a fixed income instrument such as a bond or repurchase agreement will fail to make timely payments of interest or principal. IMCO attempts to minimize each Fund's credit risk by investing in securities considered investment grade at the time of purchase. When evaluating potential investments for each Fund, our analysts also assess credit risk and its impact on the Funds' portfolio. Nevertheless, even investment-grade securities are subject to some credit risk. Securities in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities. In addition, the ratings of securities are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

     PREPAYMENT RISK. Some bonds included in Income Fund's portfolio may be subject to prepayment risk. Mortgagors may generally pay off mortgages without penalty before the due date. When mortgaged property is sold, which can occur at any time for a variety of reasons, the old mortgage is usually prepaid.
Also, when mortgage interest rates fall far enough to make refinancing attractive, prepayments tend to accelerate. Prepayments require reinvestment of the principal at the then-current level of interest rates, which are often at a lower level than when the mortgages were originally issued. Reinvestment at lower rates tends to reduce the interest payments received by Income Fund and, therefore, the size of the dividend payments available to shareholders. If reinvestment occurs at a higher level of interest rates, the opposite effect is true.

     STOCK MARKET RISK. Both Income Strategy Fund and Income Fund invest in stocks, and thus are both subject to stock market risk. Stock market risk involves the possibility that the value of each Fund's investments in stocks will decline in a down stock market, regardless of the success or failure of the company's operations.

     INTEREST RATE RISK. Because both Funds invest in bonds, they are both subject to interest rate risk. Interest rate risk is the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interests rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

     REBALANCING RISK. If market action causes the actual assets of Income Strategy Fund in one or more investment categories to move outside the ranges, adjustments are made to rebalance the portfolio. In general, the portfolio is rebalanced at least once during each quarter. In rebalancing the portfolio, IMCO will buy or sell securities to return to actual allocation of Income Strategy Fund's assets to within its respective target ranges. In doing so, the Income Strategy Fund will pay more in brokerage commissions than it would without a rebalancing policy. Accordingly, Income Strategy Fund is subject to rebalancing risk. As a result of the need to rebalance, the Fund also has less flexibility in the timing of purchases and sales of securities than it would otherwise. While IMCO will attempt to minimize any adverse impact to the Fund or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

                               THE REORGANIZATION

REORGANIZATION PLAN

     The terms and conditions under which the Reorganization will be consummated are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus and Information Statement.

     The Plan contemplates (i) Income Fund's acquiring substantially all of the assets of Income Strategy Fund in exchange solely for shares of Income Fund and the assumption by Income Fund of all of Income Strategy Fund's liabilities, if any, as of the Closing Date, and (ii) the distribution on the Closing Date of such shares to the shareholders of Income Strategy Fund.

     The assets of Income Strategy Fund to be acquired by Income Fund shall include all cash, cash equivalents, securities, and receivables (including interest and dividends receivable) and other property of any kind owned by Income Strategy Fund and any deferred or prepaid assets shown as assets on the books of Income Strategy Fund. Income Fund will assume all liabilities of Income Strategy Fund, if any; provided, however, that Income Strategy Fund will utilize its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date. Income Fund will deliver to Income Strategy Fund shares of Income Fund, which will be distributed to Income Strategy Fund shareholders.

     The value of Income Strategy Fund's assets to be acquired and the amount of its liabilities to be assumed by Income Fund and the net asset value of a share of Income Strategy Fund will be determined as of the close of regular trading on the NYSE on the Closing Date and will be determined in accordance with the valuation procedures described in the then-current Income Fund Prospectus and Company SAI. Securities and other assets for which market quotations are not readily available will be valued by a method that the Trustees of the Trust believe accurately reflects fair value.

     As soon as practicable after the Closing Date, Income Strategy Fund will distribute PRO RATA to its shareholders of record the shares of Income Fund it receives in the Reorganization, so that each shareholder of Income Strategy Fund will receive a number of full and fractional shares of Income Fund equal in value to the shareholder's holdings in Income Strategy Fund. Income Strategy Fund will be dissolved as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Income Fund in the names of Income Strategy Fund shareholders and by transferring thereto the shares of Income Fund previously credited to the account of Income Strategy Fund on those books. Each shareholder account shall be credited with the PRO RATA number of Income Fund's shares due to that shareholder. Fractional shares of Income Fund will be rounded to the third decimal place.

     Accordingly, immediately after the Reorganization, each former shareholder of Income Strategy Fund will own shares of Income Fund that, except for rounding, will be equal to the value of that shareholder's shares of Income Strategy Fund immediately prior to the Reorganization. Moreover, because shares of Income Fund will be issued at net asset value in exchange for net assets of Income Strategy Fund that, except for rounding, will equal the aggregate value of those shares, the net asset value per share of Income Fund will be unchanged. Thus, the Reorganization will not result in a dilution of the value of any shareholder account. However, in general, the Reorganization substantially will reduce the percentage of ownership of each Income Strategy Fund shareholder below such shareholder's current percentage of ownership in Income Strategy Fund because, while the shareholder will have the same dollar amount invested initially in Income Fund that he or she had invested in Income Strategy Fund, his or her investment will represent a smaller percentage of the combined net assets of the Funds.

     Any transfer taxes payable upon issuance of shares of Income Fund in a name other than that of the registered holder of the shares on the books of Income Strategy Fund as of the time of transfer shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Income Strategy Fund will continue to be its responsibility up to and including the Closing Date and such later date on which it is dissolved.

     The consummation of the Reorganization is subject to a number of conditions set forth in the Plan. For instance, the Plan may be terminated and the Reorganization abandoned at any time prior to the Closing Date by the Company's or the Trust's Board of Directors/Trustees if it determines that the Reorganization would be inadvisable for either Fund. The Company's or the Trust's officers may change or postpone the Closing Date.

REASONS FOR THE REORGANIZATION

     At a meeting held on February 20, 2002, the Boards of Directors/Trustees of the Company/Trust, unaminously determined that the Reorganization is in the best interests of the shareholders of Income Strategy Fund and Income Fund, and that the interests of shareholders of Income Strategy Fund and Income Fund, respectively, will not be diluted as a result of the Reorganization. The Board of Trustees of the Trust determined that the shareholders of Income Strategy Fund will benefit by becoming shareholders of Income Fund because the Income Fund operates with a significantly lower expense ratio than Income Strategy Fund and has consistently outperformed Income Strategy Fund with less volatility. The Board of Directors of the Company determined that the shareholders of Income Fund will also benefit from the Reorganization because the Reorganization will result in an increase in the assets of Income Fund, which may result in a slight decrease in the operating expenses of Income Fund.

     In approving the Reorganization, the Boards of Directors/Trustees of the Company/Trust considered a number of factors, including the following:

     (1) Income  Fund   and  Income  Strategy  Fund  have  similar   investment
objectives, strategies and restrictions;

     (2) Income Strategy Fund has been unable to attract sufficient asset size for financial viability, and is unlikely to do so in the near-term future;

     (3) the  historical  expense  ratio of Income  Strategy  Fund,  even after
giving  effect  to  existing  fee  waivers  and   reimbursements  by  IMCO,  is
significantly higher than the historical expense ratio of Income Fund;

     (4) IMCO has indicated that it will not continue to waive fees and reimburse expenses of Income Strategy Fund after September 30, 2002, which will result in a higher expense ratio for Income Strategy Fund in the future;

     (5) Income Fund has consistently outperformed Income Strategy Fund over the past one-, three- and five-year periods ended December 31, 2001;

     (6) Income Fund has experienced materially less volatility than Income Strategy Fund over the past three years;

     (7) the Reorganization will permit the fixed costs of Income Fund to be spread over a larger asset base, which over time may result in a slight decrease in the operating expenses of the Income Fund;

     (8) the Reorganization will be treated as a tax-free transaction to Income Strategy Fund and its shareholders; and

     (9) because of the expense cap currently in effect for Income Strategy Fund and IMCO's commitment to cap expenses for the Income Fund effective March 31, 2002, the expenses of the Reorganization will be borne by IMCO.

     The Boards of Directors/Trustees also considered alternatives to the Reorganization, such as liquidating Income Strategy Fund or maintaining the status quo, and concluded that the Reorganization will produce a better result for all parties. In this regard, the Boards of Directors/Trustees recognized that IMCO will also benefit from the Reorganization as a result of a reduction in its costs associated with operating Income Strategy Fund.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Company is registered with the SEC as an open-end management investment company and is authorized to issue shares of beneficial interest in separate portfolios. Shares of Income Fund represent an equal proportionate interest in that Fund with every other share and are entitled to such dividends and distributions out of the net income and capital gains belonging to Income Fund when declared by the Directors. In the event Income Fund were to be liquidated in the future, shareholders would be entitled to share PRO RATA in the net assets belonging to Income Fund available for distribution. Shares of Income Fund have identical voting, dividend, redemption, liquidation, and other rights. When issued, each share is fully paid and nonassessable by the Company, has no preemptive or subscription rights, and is fully transferable. There are no conversion rights.

     At a meeting held on February 20, 2002, the Board of Directors of the Company authorized the issuance of shares of beneficial interest in Income Fund. These shares will be issued to Income Strategy Fund shareholders as of the Closing Date in exchange for their Income Strategy Fund shares.

     The Board of Directors of the Company do not intend to hold annual meetings of shareholders of Income Fund. The Directors will call special meetings of shareholders of Income Fund only if required under the 1940 Act or in their discretion. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information in order to obtain signatures to request a shareholder meeting.

     The exchange of Income Strategy Fund's assets for Income Fund shares and the latter's assumption of Income Strategy Fund's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code.

     (1) Income Fund's acquisition of Income Strategy Fund's assets in exchange solely for Income Fund shares and the latter's assumption of Income Strategy Fund's liabilities, followed by Income Strategy Fund's distribution of those shares PRO RATA to its shareholders constructively in exchange for their Income Strategy Fund shares, will qualify as a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) Income Strategy Fund will recognize no gain or loss on the transfer to Income Fund of its assets in exchange solely for Income Fund shares and the latter's assumption of Income Strategy Fund's liabilities or on the subsequent distribution of those shares to Income Strategy Fund's shareholders in exchange for their Income Strategy Fund shares;

     (3) Income Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Income Fund shares and its assumption of Income Strategy Fund's liabilities;

     (4) Income Fund's basis in the transferred assets will be the same as Income Strategy Fund's basis therein immediately before the Reorganization, and Income Fund's holding period for those assets will include Income Strategy Fund's holding period therefor;

     (5) An Income Strategy Fund shareholder will recognize no gain or loss on the exchange of all of his or her Income Strategy Fund shares solely for Income Fund shares pursuant to the Reorganization; and

     (6) An Income Strategy Fund shareholder's aggregate basis in the Income Fund shares he or she receives in the Reorganization will be the same as the aggregate basis in his or her Income Strategy Fund shares constructively surrendered in exchange for those Income Fund shares, and his or her holding period for those Income Fund shares will include his or her holding period for those Income Strategy Fund shares, provided the shareholders held them as capital assets on the Closing Date.

     The Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Income Fund's utilization after the transactions of previous capital losses realized by Income Strategy Fund could be subject to limitation in future years under the Code.

     Shareholders of Income Strategy Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

CAPITALIZATION

     The following table shows the capitalization of Income Strategy Fund and Income Fund as of January 31, 2002, and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date.

                                PRO FORMA       INCOME            INCOME
                                COMBINED        STRATEGY FUND     FUND
-------------------------------------------------------------------------------
  Net Assets (000)              $1,625,701      $63,671           $1,562,030
  Net Asset Value per share     $12.09          $11.14            $12.09
  Shares Outstanding (000)      134,427         5,716             129,162

                    ADDITIONAL INFORMATION ABOUT INCOME FUND


INVESTMENT PERFORMANCE

     The investment value of Income Fund will fluctuate with the changing market values of the investments in the Fund. The bar chart shown below illustrates the Fund's volatility and performance from year to year for each full calendar year over the past ten years.

[BAR CHART]

        CALENDAR YEAR  TOTAL RETURN

             1992           8.37
             1993           9.94
             1994          -5.21                  BEST QUARTER
             1995          24.47               6.92% 2nd Qtr. 1995
             1996           1.33
             1997          11.05                  WORST QUARTER
             1998           8.75               -5.09% 1st Qtr. 1994
             1999          -3.85
             2000          13.34
             2001           7.58


     The following table shows how the Income Fund's average annual total returns for the one-, five-, and ten-year periods, as well as the life of the Fund, compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions and (2) assumes that you paid taxes on the Fund's distributions and sold all shares at the end of each period.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

     Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

==============================================================================
                       AVERAGE ANNUAL TOTAL RETURNS
                 (FOR THE PERIODS ENDED DECEMBER 31, 2001)
                                                                        SINCE
                                           PAST     PAST     PAST     INCEPTION
INCOME FUND                               1 YEAR   5 YEARS  10 YEARS    3/4/74
-------------------------------------------------------------------------------
Return Before Taxes                        7.58%    7.20%     7.27%      9.78%
Return After Taxes on Distributions        4.90%    4.90%     4.32%      6.88%
Return After Taxes on Distributions
  and Sale of Fund Shares                  4.59%    4.34%     4.39%      6.82%
................................................................................
Lehman Brothers
  Aggregate Bond Index* (reflects NO
  DEDUCTION FOR FEES, EXPENSES, OR TAXES)  8.44%    7.43%     7.23%       n/a
Lipper A Rated Bond
  Funds Index** (REFLECTS NO DEDUCTION
  FOR FEES, EXPENSES, OR TAXES)            7.79%    6.50%     6.80%       n/a


 * THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX OF THE GOVERNMENT/CREDIT INDEX, THE MORTGAGE-BACKED SECURITIES INDEX, AND THE ASSET-BACKED SECURITIES INDEX.

 ** THE LIPPER A RATED BOND FUNDS INDEX TRACKS THE TOTAL RETURN PERFORMANCE OF THE 30 LARGEST FUNDS WITHIN THE LIPPER CORPORATE DEBT FUNDS A RATED CATEGORY. THIS CATEGORY INCLUDES FUNDS THAT INVEST AT LEAST 65% OF THEIR ASSETS IN CORPORATE DEBT ISSUES RATED "A" OR BETTER OR GOVERNMENT ISSUES.
===============================================================================

     All mutual funds must use the same formula to calculate YIELD. Income Fund may advertise performance in terms of a 30-day yield quotation. The Fund's 30-day yield for the period ended December 31, 2001, was 5.93%.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     See Appendix B for management's discussion of the performance of Income Fund and the material factors affecting this performance.

MANAGEMENT INFORMATION

     IMCO serves as the manager of Income Fund. IMCO is an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution whose mailing address is 9800 Fredericksburg Road, San Antonio, TX 78288. As of December 31, 2001, the total assets under management by IMCO were approximately $42 billion.

     IMCO provides investment management services to Income Fund pursuant to an Advisory Agreement. Under this agreement, IMCO is responsible for managing Income Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Fund's Board of Directors. For its services, Income Fund pays IMCO an annual fee. This fee is computed and paid at twenty-four one hundredths of one percent (.24%) of average net assets.

     Beginning with the month ending July 31, 2002, the investment management fee for Income Fund will be comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of Income Fund relative to the performance of the Lipper A Rated Bond Funds Index. The base fee for Income Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing Income Fund's performance to that of the Lipper Index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous twelve-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

     The annual performance adjustment rate is multiplied by the average net assets of Income Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

===============================================================================
       OVER/UNDER PERFORMANCE                  ANNUAL ADJUSTMENT RATE
          RELATIVE TO INDEX               (IN BASIS POINTS AS A PERCENTAGE
         (IN BASIS POINTS) 1               OF A FUND'S AVERAGE NET ASSETS)

            +/- 20 to 50                                +/- 4
            +/- 51 to 100                               +/- 5
         +/- 101 and greater                            +/- 6

-----------------
   1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND
     ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).
===============================================================================

     In addition to providing investment management services, IMCO also provides administration, shareholder servicing, and distribution services to Income Fund. IMCO's affiliate, USAA Shareholder Account Services, provides transfer agency services for Income Fund.

PORTFOLIO MANAGER

     Margaret Weinblatt, Ph.D., CFA, vice president of Mutual Fund Portfolios, has managed Income Fund since February 2000. She has 22 years' investment management experience and has worked for IMCO since January 2000. Prior to joining IMCO, she worked for Countrywide Investments from June 1998 to November 1999; Copernicus Asset Management, Ltd. from January 1996 to 1998; and
Neuberger & Berman from 1986 to October 1995. Ms. Weinblatt earned the Chartered Financial Analyst designation in 1985 and is a member of the Association for Investment Management and Research, the San Antonio Financial Analysts Society, Inc., and the New York Society of Securities Analysts. She holds a Ph.D. and MA from the University of Pennsylvania and BA from Radcliffe College.

SHAREHOLDER INFORMATION

     If Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to the investment in the Fund, including a transaction fee if a shareholder buys or sells shares of the Fund through a broker or other investment professional.

TAX ID NUMBER

     Each  shareholder  named on the  account  must  provide a Social  Security
number  or  tax  identification   number  to  avoid  possible  tax  withholding
requirements set forth by the IRS.

EFFECTIVE DATE

     When a purchase is made,  the  purchase  price will be the net asset value
(NAV) per share next determined after IMCO receives the request in proper form. The Fund's NAV is determined at the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If a request and payment are received prior to that time, the purchase price will be the NAV per share determined for that day. If a request or payment is received after the NAV per share is calculated, the purchase will be effective on the next business day.

     If a shareholder plans to purchase Fund shares with a foreign check, IMCO suggests that the shareholder convert the foreign check to U.S. dollars prior to investment in the Fund. This will avoid a potential four- to six-week delay in the effective date of the purchase. Furthermore, a bank charge may be assessed in the clearing process and will be deducted from the amount of the purchase.

MINIMUM INVESTMENTS

ADDITIONAL PURCHASES

*   $50 per transaction minimum, per account.

HOW TO PURCHASE BY . . .

INTERNET ACCESS - USAA.COM

* Shareholders may use their personal computers to perform certain mutual fund transactions by accessing IMCO's web site. To establish access to an account, call 1-800-461-3507 to obtain a registration number and personal identification number (PIN). Once Internet access has been established to an account, shareholders will be able to open a new mutual fund account within an existing registration, exchange to another USAA Fund, make redemptions, review account activity, check balances, and more. To place orders by Internet, an Electronic Services Agreement (ESA) and Electronic Funds Transfer (EFT) Buy/Sell authorization must be on file.

MAIL

*   To open an account, send the application and check to:

       USAA Investment Management Company
       9800 Fredericksburg Road
       San Antonio, TX 78288
       (for overnight mail, use ZIP code 78240)

* To add to an account, send the check and deposit stub in the business reply envelope that accompanies the Fund's transaction confirmation to the transfer agent:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio, TX 78288

IN PERSON

* To open an account, bring the application and check to the San Antonio investment sales and service office at:

       USAA Federal Savings Bank
       10750 Robert F. McDermott Freeway
       San Antonio, TX 78288

BANK WIRE

* To open or add to an account, shareholders should instruct their bank (which may charge a fee for the service) to wire the specified amount to the Fund as follows:

       State Street Bank and Trust Company
       Boston, MA 02101
       ABA#011000028
       Attn: USAA Income Fund
       USAA Account Number: 69384998
       Shareholder(s) Name(s)______________________________
       Shareholder(s) Mutual Fund Account No. _____________

ELECTRONIC FUNDS TRANSFER (EFT)

* Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 1-800-531-8448 to add these services.

PHONE 1-800-531-8448 (IN SAN ANTONIO, 456-7202)

* If a shareholder has an existing USAA mutual fund account and would like to open a new account or exchange to another USAA Fund, they may call for instructions. To open an account by phone, the new account must have the same registration as the existing account.

USAA TOUCHLINE(R)1-800-531-8777 (IN SAN ANTONIO, 498-8777)

* In addition to obtaining account balance information, last transactions, current fund prices, and return information for the Fund, shareholders can use USAA TouchLine(R) from any touch-tone phone to access their Fund account to make selected purchases, exchange to another USAA Fund, or make redemptions. This service is available with an ESA and EFT Buy/Sell authorization on file.

USAA BROKERAGE SERVICES 1-800-531-8343 (IN SAN ANTONIO, 456-7214)

*   To  purchase  new  and  additional  shares  in  a  USAA  brokerage  account
    (including EFT, bank wire, etc.), call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of the USAA brokerage account.

HOW TO REDEEM

     Shareholders may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the NAV per share calculation (generally 4 p.m. Eastern Time), the redemption will be effective on the next business day.

     A shareholder's money will be sent within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to 15 days from the purchase date. For shareholders considering redeeming shares soon after purchase, the purchase should be made by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, a capital gain or loss may be realized. Such capital gains or losses are based on the difference between the cost basis in the shares originally purchased and the price of the shares received upon redemption.

     IF SHARES ARE HELD IN A USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF THE USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO THE USAA BROKERAGE ACCOUNT.

     In addition, the Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances.


HOW TO REDEEM BY . . .
INTERNET, MAIL, IN PERSON, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

*   Access usaa.com.

*   Send written instructions to:

       USAA Shareholder Account Services
       9800 Fredericksburg Road
       San Antonio,  TX 78288
       (FOR OVERNIGHT MAIL, USE ZIP CODE 78240)

* Visit a member service representative at the San Antonio investment sales and service office at USAA Federal Savings Bank.

* Send a signed fax to 1-800-292-8177, or send a telegram to USAA Shareholder Account Services.

* Call toll free 1-800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

* Call toll free 1-800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

     Telephone redemption privileges are automatically established when an application is completed. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding a shareholder's account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/tax identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with shareholders are recorded and confirmations of account transactions are sent to the address of record. If stock certificates were issued for shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited.

USAA BROKERAGE SERVICES

* Call toll free 1-800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

INVESTOR'S GUIDE TO USAA MUTUAL FUND SERVICES

     Upon an initial investment, shareholders will receive the INVESTOR'S GUIDE to help get the most out of the USAA mutual fund account and to assist in their role as an investor. In the INVESTOR'S GUIDE, shareholders will find additional information on purchases, redemptions, and methods of payment. Also, in-depth information on automatic investment plans, shareholder statements and reports, and other useful information may be found.

ACCOUNT BALANCE

     USAA Shareholder Account Services (SAS), the Fund's transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. The fee will reduce total transfer agency fees paid by the Fund to SAS. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

FUND RIGHTS

  The Fund reserves the right to:

  *    reject purchase or exchange orders when in the best interest of the Fund

  * limit or discontinue the offering of shares of the Fund without notice to the shareholders

  * impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); however, this 1% charge will not be imposed upon shareholders unless authorized by the Fund's Board of Directors and the required notice has been given to shareholders

  * require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors)

  *    redeem an account with less than ten shares, with certain limitations

EXCHANGE PRIVILEGE

     The exchange privilege is automatic when an application is completed. Shareholders may exchange shares among Funds in the USAA family of funds, provided these shares are not held in stock certificate form and the shares to be acquired are offered in the shareholder's state of residence. Exchanges made through USAA TouchLine(R) and the Internet require an ESA on file. After the exchange orders are received, the Fund's transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between Funds is a taxable event; as such, a capital gain or loss may be realized. Such capital gains or losses are based on the difference between the cost basis in the shares originally purchased and the price of the shares received upon exchange.

     IF SHARES ARE HELD IN A USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF THE USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO THE USAA BROKERAGE ACCOUNT.

     The  Fund  has   undertaken   certain   procedures   regarding   telephone
transactions.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING

     To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any Fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each Fund reserves the right to reject a shareholder's purchase or exchange orders into a Fund at any time when in the best interest of the Fund. In addition, each Fund reserves the right to terminate or change the terms of an exchange offer.

SHARE PRICE CALCULATION

     The price at which Fund shares are purchased and redeemed is equal to the net asset value (NAV) per share determined on the effective date of the purchase or redemption. Shareholders may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's NAV per share is calculated at the close of the regular trading session of the NYSE, which is usually 4 p.m. Eastern Time.

     Portfolio securities, except as otherwise noted, traded primarily on a securities exchange are valued at the last sale price on that exchange. If no sale is reported, the average of the bid and asked prices is generally used.

     Over-the-counter securities are generally priced at the last sales price or, if not available, at the average of the bid and asked prices.

     Debt securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Other debt securities are valued each business day at their current market value as determined by a pricing service approved by the Fund's Board of Directors. Securities that cannot be valued by these methods, and all other assets, are valued in good faith at fair value using methods we have determined under the general supervision of the Fund's Board of Directors.

     For additional information on how securities are valued, see VALUATION OF SECURITIES in the Fund's statement of additional information.

DIVIDENDS AND DISTRIBUTIONS

     Income Fund pays net investment income monthly based on the projection of its annual net investment income. Therefore, the amount of each monthly distribution may be different from the actual net investment income. The purpose of this distribution procedure is to attempt to provide shareholders with an even monthly distribution payment. If the total distributions in a year exceed net investment income for the Fund's current year, a portion of the distributions could be a return of capital for federal income tax purposes and thereby reduce the cost basis in the Fund's shares. If distributions are received in additional Fund shares rather than cash, the capital returned would be automatically reinvested, and the total cost basis in the Fund would remain the same. Ordinarily, any net capital gain distribution will be paid in December. The Fund will make additional payments to shareholders, if necessary, to avoid the imposition of any federal income or excise tax.

     All income dividends and capital gain distributions will automatically be reinvested in the Fund unless the shareholder instructs IMCO differently. The share price will be the NAV of the Fund shares computed on the ex-dividend date. Any income dividends or capital gain distributions paid by the Fund will reduce the NAV per share by the amount of the dividend or distribution on the ex-dividend date. Shareholders should consider carefully the effects of purchasing shares of the Fund shortly before any dividend or distribution. Some or all of these dividends and distributions are subject to taxes.

     Any dividend or distribution payment returned to IMCO will be invested in the shareholder's account at the then-current NAV per share. Dividend and distribution checks become void six months from the date on the check. The amount of the voided check will be invested in the shareholder's account at the then-current NAV per share.

TAXES

     This tax information is quite general and refers to the federal income tax provisions in effect as of the date of this prospectus. Distributions shareholders receive from each Fund are subject to federal income tax and may be subject to state or local taxes. Because each investor's tax circumstances are unique and because the tax laws are subject to change, IMCO recommends that shareholders consult their tax adviser about their investment.

     SHAREHOLDER - Dividends from taxable net investment income and distributions of net short-term capital gains are taxable as ordinary income, whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received deduction available to corporations.

     Regardless of the length of time a shareholder holds the Fund shares, distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares.

     WITHHOLDING - Federal law requires the Fund to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who:

*   fails to furnish the Fund with a correct tax identification number
*   underreports dividend or interest income or
*   fails to certify that he or she is not subject to withholding

     To avoid this withholding requirement, shareholders must certify, on the application or on a separate Form W-9 supplied by the Fund's transfer agent, that the tax identification number is correct and the shareholder is not currently subject to backup withholding.

     REPORTING - The Fund will report information to shareholders annually concerning the tax status of dividends and distributions for federal income tax purposes.

FUTURE SHAREHOLDER MAILINGS

     Through ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Fund's most recent financial reports and prospectus even if the shareholder or family member own more than one account in the Fund. For many, this eliminates duplicate copies and saves paper and postage costs to the Fund. However, if a shareholder would like to receive individual copies, please call and IMCO will begin individual delivery within 30 days of the request.

     In the future the Fund anticipates offering shareholders the option of receiving financial reports and prospectuses via the Internet instead of through paper copies. IMCO anticipates the election to receive these documents online by Fund shareholders will help reduce Fund expenses.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help shareholders understand the Income Fund's financial performance for the past five fiscal years and the six-month period ended January 31, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in this Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP,(with the exception of the unaudited information for the six-month period ended January 31, 2002) whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

                             (UNAUDITED)
                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                        YEAR ENDED JULY 31,
                            ------------------------------------------------------------------------------------
                                 2002         2001          2000           1999           1998          1997
                            ------------------------------------------------------------------------------------
Net asset value at
   beginning of period      $     12.34  $     11.60   $     11.70    $     12.88    $     12.54    $     11.97
Net investment income               .38          .80a          .78            .80            .85            .83
Net realized and
   unrealized gain (loss)          (.23)         .76a         (.10)          (.72)           .33            .57
Distributions from net
   investment income               (.40)        (.82)         (.75)          (.80)          (.84)          (.83)
Distributions of
   realized capital gains            -             -          (.03)          (.46)           -               -
                            ------------------------------------------------------------------------------------
Net asset value at
   end of period            $     12.09  $     12.34   $     11.60    $     11.70    $     12.88    $     12.54
                            ====================================================================================
Total return (%)*                  1.18        13.86          6.11            .40           9.72          12.15
Net assets at end
   of period (000)          $ 1,562,042  $ 1,510,012   $ 1,273,281    $ 1,415,397    $ 1,751,574    $ 1,662,981
Ratio of expenses
   to average net
   assets (%)                      .55a,c        .41c          .42            .38            .38            .39
Ratio of net
   investment income
   to average
   net assets (%)                 6.02a         6.63b         6.78           6.31           6.62           6.76
Portfolio turnover (%)           25.23         43.39         24.68          54.02          47.35          57.50


* Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Without the adoption of the change in amortization method, this ratio would have been:
     Net investment income                      $.79
     Net realized and unrealized gain           $.77
     Ratio of net investment income to average net assets     6.57%
(c) Reflects total expenses prior to any custodian fee offset arrangement.

                       INFORMATION REGARDING FIVE PERCENT
               SHARE OWNERSHIP AND INTERESTS OF AFFILIATED PERSONS

FIVE PERCENT HOLDERS

     At January 31, 2002, there was no person who was known by the Company to own beneficially or of record 5% or more of Income Fund's outstanding shares.

     At January 31, 2002, there was no person who was known by the Trust to own beneficially or of record 5% or more of Income Strategy Fund's outstanding shares.

SHARES HELD BY OFFICERS AND DIRECTORS/TRUSTEES

     At January 31, 2002, the directors and officers of the Company, as a group, owned beneficially or of record less than 1% of the outstanding shares of Income Fund.

     At January 31, 2002, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of Income Strategy Fund.


                                  MISCELLANEOUS


AVAILABLE INFORMATION

     The Company and the Trust and the respective series of the Company and the Trust are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public
Reference  Facilities  maintained  by  the  SEC  at  450  Fifth  Street,  N.W.,
Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

LEGAL MATTERS

     Certain legal matters in connection with the issuance of Income Fund shares as part of the Reorganization will be passed upon by Kirkpatrick & Lockhart LLP, counsel to the Company.

EXPERTS

     The audited financial statements of Income Fund and Income Strategy Fund, incorporated by reference in the Company SAI and Trust SAI, respectively, have been audited by KPMG LLP, independent auditors, to the extent indicated in their reports thereon which are included in the Annual Reports to shareholders of Income Fund and Income Strategy Fund for the fiscal years ended July 31, 2001, and May 31, 2001, respectively. The financial statements of Income Fund and Income Strategy Fund audited by KPMG LLP have been incorporated by reference in the Statement of Additional Information in reliance on their reports given on their authority as experts in auditing and accounting.

                                USAA INCOME FUND

                            9800 FREDERICKSBURG ROAD
                            SAN ANTONIO, TEXAS 78288

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 25, 2002

     This Statement of Additional Information relates to the reorganization of USAA Income Strategy Fund (Income Strategy Fund) into USAA Income Fund (Income
Fund), whereby Income Strategy Fund will transfer substantially all of its assets to Income Fund, and shareholders in Income Strategy Fund will receive shares of Income Fund, in exchange for their shares of Income Strategy Fund.

     This Statement of Additional Information consists of the information set forth herein and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

       (1) The Statement of Additional Information of USAA Mutual Fund, Inc., dated December 5, 2001, as filed on October 1, 2001, except for the information contained herein, which has been updated as of the fiscal year ended July 31, 2001.

       (2)  The audited  financial  statements  of  USAA Income Fund (series of
            USAA Mutual Fund, Inc.) are included in the Annual Report to Shareholders of Income Fund for the fiscal year ended July 31, 2001, as filed on September 28, 2001.

       (3) The unaudited financial statements of USAA Income Fund (series of USAA Mutual Fund, Inc.) for the period ended January 31, 2002, are included in the Income Fund Semiannual Report to Shareholders dated January 31, 2002, as filed on _________________.

       (4) The audited financial statements of USAA Income Strategy Fund (series of USAA Investment Trust) are included in the Annual Report to Shareholders of Income Strategy Fund for the fiscal year ended May 31, 2001, as filed on July 27, 2001.

       (5) The unaudited financial statements of USAA Income Strategy Fund (series of USAA Investment Trust) for the period ended November 30, 2001, are included in the Semiannual Report to Shareholders of Income Strategy Fund dated November 30, 2001, as filed on January 29, 2002.

            This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus and Information Statement dated December 1, 2001, relating to the above-referenced matter. A copy of the Prospectus and Information Statement may be obtained by calling USAA Investment Management Company at 1-800-531-8181.

            ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND OFFICERS

The Board of Directors of the Company consists of eight Directors who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates. The term of office for each director shall be fifteen (15) years or until the director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election of reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders. Set forth below are the Directors and officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.


INTERESTED DIRECTORS1

Robert G. Davis 2
Director and Chairman of the Board of Directors
Age: 55

President and Chief Executive Officer of United Services Automobile Association
(USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of
USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. Mr. Davis has served in his capacity as director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.


Christopher W. Claus 2
Director, President, and Vice Chairman of the Board of Directors
Age: 41

President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. Mr. Claus has served in his capacity as director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services and Senior Vice President of USAA Life Investment Trust.


David G. Peebles 4
Director and Vice President
Age: 62

Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. Mr. Peebles has served in his capacity as director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust.

NON INTERESTED DIRECTORS

Barbara B. Dreeben 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Age: 56

President, Postal Addvantage (7/92-present), which is a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. Ms. Dreeben has served in her capacity as director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


Robert L. Mason, Ph.D. 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Age: 55

Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. Dr. Mason has served in his capacity as director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


Michael F. Reimherr 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Age: 56

President of Reimherr Business Consulting (5/95-present), which performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. Mr. Reimherr has served in his capacity as director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


Laura T. Starks, Ph.D. 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Age: 52

Charles E and Sarah M Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents, Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of each of the remaining funds within the USAA family of funds. Dr. Starks has served in her capacity as director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

Richard A. Zucker 2, 3, 4, 5
USAA Investment Management Company
P.O. Box 659430
San Antonio, TX 78265-9430
Director
Age: 58

Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. Mr. Zucker has served in his capacity as director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


INTERESTED OFFICERS1

Kenneth E. Willmann
Vice President
Age: 55

Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001. He also holds the officer positions of Senior Vice President of USAA Shareholder Account Services, and Vice President of USAA Life Investment Trust.


Michael D. Wagner
Secretary
Age: 53

Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner also holds the officer positions of Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.


Mark S. Howard
Assistant Secretary
Age: 38

Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard also holds the officer position of Assistant Secretary for IMCO, USAA Shareholder Account Services, USAA Financial Planning Services, the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001, and for USAA Life Investment Trust consisting of five individual funds at December 31, 2001.


David M. Holmes
Treasurer
Age: 41

Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the officer position of Treasurer of the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

Roberto Galindo, Jr.
Assistant Treasurer
Age: 41

Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo holds the officer position of Assistant Treasurer for the USAA family of funds consisting of four registered investment companies offering 41 individual funds at December 31, 2001.


---------------------
  1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
  2 Member of Executive Committee
  3 Member of Audit Committee
  4 Member of Pricing and Investment Committee
  5 Member of Corporate Governance Committee


     The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors.

     The Board of Directors typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. A portion of these meetings is devoted to meetings of various committees of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.

     During the Funds' most recent full fiscal year ended July 31, 2001, the Board of Directors held meetings eight times; the Audit Committee held meetings four times; the Pricing and Investment Committee held meetings four times; and the Corporate Governance Committee held meetings five times.

     The following table sets forth the dollar range of equity securities beneficially owned by the Directors of the Company Funds listed in this SAI and in all the USAA family of funds overseen by the Directors as of the calendar year ended December 31, 2001.



                            AGGRESSIVE                            GROWTH &                           INCOME
                            GROWTH FUND        GROWTH FUND       INCOME FUND     INCOME FUND       STOCK FUND

INTERESTED DIRECTORS

Robert G. Davis                 None               None               None           None             None
Christopher W. Claus            None            $0-$10,000        $0-$10,000         None          $0-$10,000
David G. Peebles             $0-$10,000      $50,001-$100,000         None           None       $50,001-$100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben              None               None               None           None             None
Robert L. Mason                 None               None        $10,001-$50,000       None       $10,001-$50,000
Michael F. Reimherr             None               None               None           None       $50,001-$100,000
Laura T. Starks                 None               None               None           None             None
Richard A. Zucker        $50,001 - $100,000        None               None       Over $100,000        None



                            SHORT-TERM            MONEY       SCIENCE & TECHNOLOGY       FIRST START
                            BOND FUND          MARKET FUND           FUND
GROWTH FUND

INTERESTED DIRECTORS

Robert G. Davis                None                None               None                  None
Christopher W. Claus        $0-$10,000             None          $10,001-$50,000         $0-$10,000
David G. Peebles               None                None               None                  None

NON INTERESTED DIRECTORS

Barbara B. Dreeben             None                None               None                  None
Robert L. Mason                None           $10,001-$50,000         None                  None
Michael F. Reimherr            None           $10,001-$50,000         None                  None
Laura T. Starks                None          $50,001-$100,000         None                  None
Richard A. Zucker              None           $10,001-$50,000    $10,001-$50,000       $10,001-$50,000


                            HIGH-YIELD       INTERMEDIATE-TERM     SMALL CAP              CAPITAL
                        OPPORTUNITIES FUND       BOND FUND         STOCK FUND           GROWTH FUND

INTERESTED DIRECTORS

Robert G. Davis                None                None               None                  None
Christopher W. Claus     $10,001-$50,000           None          $10,001-$50,000            None
David G. Peebles               None                None               None            $50,000-$100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben             None                None               None                  None
Robert L. Mason                None                None               None                  None
Michael F. Reimherr            None                None               None                  None
Laura T. Starks                None                None               None                  None
Richard A. Zucker              None                None               None                  None


                                          USAA
                                     FAMILY OF FUNDS
                                          TOTAL

INTERESTED DIRECTORS

Robert G. Davis                           None
Christopher W. Claus                  Over $100,000
David G. Peebles                      Over $100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben                    Over $100,000
Robert L. Mason                     $50,001-$100,000
Michael F. Reimherr                   Over $100,000
Laura T. Starks                     $50,001-$100,000
Richard A. Zucker                     Over $100,000

     There were no transactions or series of similar transactions relating directly or indirectly to the Non Interested Independent Directors of the Company and their immediate family members in which the amount involved exceeded $60,000 during the past two calendar years ended December 31, 2001.

                         APPROVAL OF ADVISORY AGREEMENT

     INTRODUCTION. IMCO serves as the investment manager of the Funds pursuant to an advisory agreement between the Company and IMCO (the IMCO Advisory Agreement).

     The IMCO Advisory Agreement was last approved unanimously by the Board of Directors, on April 26, 2001 for a two-year period ending June 30, 2003. At this meeting, the directors that are not "interested persons" of each Fund as defined in the Investment Company Act of 1940 (Independent Directors) were represented by independent counsel to assist them in connection with their consideration of the Advisory Agreement. In advance of each meeting, the Directors received substantial information relating to the Advisory Agreement and IMCO and were given the opportunity to ask questions and request additional information from management. After full consideration of a variety of factors, the Board of Directors voted unanimously at each meeting to approve each Advisory Agreement then under consideration. In approving the Advisory Agreement, the Directors did not identify any single factor controlling.

     As part of the review process, the Board examined comparative information concerning the fees charged by investment advisers of similar mutual funds, the expense ratios of the Funds and comparable mutual funds and the performance of the Funds and comparable mutual funds over various time periods. The Board also examined financial information provided by IMCO concerning the profitability to IMCO and its affiliated companies attributable to operating the Funds, and the allocation of Fund brokerage, including the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services. Based upon these and other factors, the Boards determined that the fees payable to IMCO under the Advisory Agreement were reasonable and approved the IMCO Advisory Agreement.

                         CALCULATION OF PERFORMANCE DATA

Information regarding the total return of the Fund is provided under COULD THE VALUE OF YOUR INVESTMENT IN THIS FUND FLUCTUATE? in its prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which the Fund's price per share is calculated.

TOTAL RETURN

The average annual total returns of the Funds for the following periods ended December 31, 2001, is set forth below:

                                            1         5        10       SINCE
AGGRESSIVE GROWTH FUND                    YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                      -33.38%    6.02%     8.70%      10.84%
Return After Taxes on Distributions      -33.38%    4.45%     6.77%       9.28%
Return After Taxes on
  Distributions and Sale of Fund Shares  -20.33%    4.65%     6.51%       8.84%


                                            1         5        10       SINCE
GROWTH FUND                               YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                      -23.84%     .55%     6.92%       7.26%
Return After Taxes on Distributions      -23.84%    -.72%     4.39%       5.55%
Return After Taxes on
  Distributions and Sale of Fund Shares  -14.52%    -.54%     4.90%       5.56%

                                            1         5        10       SINCE
GROWTH & INCOME FUND                      YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                       -6.13%    8.16%       -        11.49%
Return After Taxes on Distributions       -7.00%    6.92%       -        10.20%
Return After Taxes on
  Distributions and Sale of Fund Shares   -3.20%    6.34%       -         9.21%


                                            1         5        10       SINCE
INCOME FUND                               YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                        7.58%    7.20%     7.27%       9.77%
Return After Taxes on Distributions        4.90%    4.27%     4.32%       6.88%
Return After Taxes on
  Distributions and Sale of Fund Shares    4.59%    4.34%     4.39%       6.82%


                                            1         5        10       SINCE
INCOME STOCK FUND                         YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                       -4.18%    8.35%    10.54%      11.27%
Return After Taxes on Distributions       -5.75%    5.88%     7.91%       8.86%
Return After Taxes on
  Distributions and Sale of Fund Shares   -1.99%    5.98%     7.63%       8.51%


                                            1         5        10       SINCE
SHORT-TERM BOND FUND                      YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                        5.07%    5.68%       -         5.65%
Return After Taxes on Distributions        2.48%    3.09%       -         3.16%
Return After Taxes on
  Distributions and Sale of Fund Shares    3.09%    3.26%       -         3.27%


                                            1         5        10       SINCE
MONEY MARKET FUND                         YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                        3.96%    5.16%     4.77%       6.97%
Return After Taxes on Distributions        2.39%    3.09%     2.89%       4.71%
Return After Taxes on
  Distributions and Sale of Fund Shares    2.39%    3.09%     2.89%       4.71%


                                            1         5        10       SINCE
SCIENCE & TECHNOLOGY FUND                 YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                      -38.92%      -         -         -.10%
Return After Taxes on Distributions      -38.92%      -         -         -.22%
Return After Taxes on
  Distributions and Sale of Fund Shares  -23.70%      -         -         -.10%


                                            1         5        10        SINCE
FIRST START GROWTH FUND                   YEAR      YEARS     YEARS   INCEPTION
--------------------------------------------------------------------------------
Return Before Taxes                      -32.60%      -         -       -37.41%
Return After Taxes on Distributions      -32.60%      -         -         -.97%
Return After Taxes on
  Distributions and Sale of Fund Shares  -19.85%      -         -         -.73%

                                            1         5        10       SINCE
HIGH-YIELD OPPORTUNITIES FUND             YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                        7.83%      -         -         4.50%
Return After Taxes on Distributions        3.41%      -         -          .26%
Return After Taxes on
  Distributions and Sale of Fund Shares    4.73%      -         -         1.50%


                                            1         5        10       SINCE
INTERMEDIATE-TERM BOND FUND               YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                        8.39%      -         -         7.93%
Return After Taxes on Distributions        5.57%      -         -         4.96%
Return After Taxes on
  Distributions and Sale of Fund Shares    5.09%      -         -         4.85%


                                            1         5        10       SINCE
SMALL CAP STOCK FUND                      YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                       -9.14%      -         -         1.39%
Return After Taxes on Distributions       -9.14%      -         -         1.39%
Return After Taxes on
  Distributions and Sale of Fund Shares    5.09%      -         -         4.85%


                                            1         5        10       SINCE
CAPITAL GROWTH FUND                       YEAR      YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
Return Before Taxes                      -31.22%      -         -       -37.41%
Return After Taxes on Distributions      -31.22%      -         -       -37.41%
Return After Taxes on
  Distributions and Sale of Fund Shares  -19.01%      -         -       -29.66%


     The calculation assumes any charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts.

TOTAL RETURN (BEFORE TAXES)

Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
             ERV   =  ending redeemable  value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVD

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
            ATVD   =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:
1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                                P(1 + T)N = ATVDR

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return (after taxes on distributions)
                n  =  number of years
           ATVDR   =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods, after taxes on fund distributions but not after taxes on redemption at the end of the year or period

INSTRUCTIONS:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

                         PRO FORMA FINANCIAL STATEMENTS

     Pro forma financial statements required by Rule 11-01 of Regulation S-X need not be prepared if the net asset value of Income Strategy Fund does not exceed ten percent of the net asset value of Income Fund

                                                                     APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION
                                 AND TERMINATION

                                                                   DRAFT 2/8/02

                                   APPENDIX A

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of _____________ __, 2002, between USAA INVESTMENT TRUST, a Massachusetts business trust ("Trust"), on behalf of USAA Income Strategy Fund, a segregated portfolio of assets ("series") thereof ("Target"), and USAA MUTUAL FUND, INC., a Maryland corporation ("Corporation"), on behalf its USAA Income Fund series ("Acquiring Fund"). (Target and Acquiring Fund are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Trust and Corporation are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations, actions, and obligations described herein made or to be taken or undertaken by either Fund are made and shall be taken or undertaken by Corporation on behalf of Acquiring Fund and by Trust on behalf of Target.

     The  Investment  Companies  wish to effect a  reorganization  described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will involve the transfer of Target's assets to Acquiring Fund in exchange solely for voting shares of common stock of Acquiring Fund, par value $0.001 per share ("Acquiring Fund Shares"), and Acquiring Fund's assumption of Target's liabilities, followed by the constructive distribution of those shares PRO RATA to the holders of shares of beneficial interest in Target ("Target Shares") in exchange therefor, all on the terms and conditions set forth herein. The foregoing transactions are referred to herein collectively as the "Reorganization."

     Target and Acquiring Fund each has a single class of shares (the Target Shares and the Acquiring Fund Shares, respectively), which are substantially similar to each other.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.   PLAN OF REORGANIZATION AND TERMINATION

     1.1. Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefor --

          (a) to issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

          (b) to assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

Such transactions  shall take  place  at the  Closing (as  defined in paragraph
3.1).

     1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

     1.3. The Liabilities shall include all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

     1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

     1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. Such distribution shall be accomplished by Corporation's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

     1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

     1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

     1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.   VALUATION

     2.1. For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in its then-current prospectus and statement of additional information ("SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

     2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then-current prospectus and SAI.

     2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of State Street Bank and Trust Company.

3.   CLOSING AND EFFECTIVE TIME

     3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Investment Companies' principal office on or about April 26, 2002, or at such other place and/or on such other date as to which they may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

     3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information
(including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Target's books immediately before the Closing. Trust's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3. Trust shall deliver to Corporation at the Closing a list of the names and addresses of the Shareholders and the number of outstanding Target Shares owned by each Shareholder, all as of the Effective Time, certified by Trust's Secretary or Assistant Secretary. Corporation's transfer agent shall deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books. Corporation shall issue and deliver a confirmation to Trust evidencing the Acquiring Fund Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Trust that such Acquiring Fund Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other party or its counsel reasonably requests.

         3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.   REPRESENTATIONS AND WARRANTIES

     4.1.     Trust represents and warrants as follows:

          4.1.1. Trust is a trust operating under a written declaration of trust, the beneficial interest in which is divided into transferable shares ("Business Trust"), that is duly organized and validly existing under the laws of the Commonwealth of Massachusetts; and a copy of Trust's First Amended and Restated Master Trust Agreement ("Trust Agreement") is on file with the Secretary of the Commonwealth of Massachusetts;

          4.1.2. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

          4.1.3. Target is a duly established and designated series of Trust;

          4.1.4. At the Closing, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.1.5. Target's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.1.6. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Massachusetts law or any provision of the Trust Agreement or Trust's By-Laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Corporation;

          4.1.7. Except as otherwise disclosed in writing to and accepted by Corporation, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

          4.1.8. Except as otherwise disclosed in writing to and accepted by Corporation, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Trust's board of trustees, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.1.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Trust, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Corporation on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus and information statement ("Prospectus/Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.1.11. On the effective date of the Registration Statement and at the Effective Time, the Prospectus/Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Prospectus/Statement made in reliance on and in conformity with information furnished by Corporation for use therein;

          4.1.12. Target incurred the Liabilities in the ordinary course of its business; and there are no Liabilities other than Liabilities disclosed or provided for in Trust's financial statements referred to in paragraph
     4.1.18 and Liabilities incurred by Target in the ordinary course of its business subsequent to November 30, 2001, or otherwise disclosed to Corporation, none of which has been materially adverse to the business, assets, or results of Target's operations;

          4.1.13. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          4.1.14. Target is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

          4.1.15. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers;

          4.1.16. During the five-year period ending at the Effective Time, (a) neither Target nor any person "related" (as defined in section
     1.368-1(e)(3) of the Regulations) to Target will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

          4.1.17. Target's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended May 31, 2001, have been timely filed and all taxes payable pursuant to those returns have been timely paid; and

          4.1.18. Trust's audited financial statements for the year ended May 31, 2001, and unaudited financial statements for the six months ended November 30, 2001, to be delivered to Corporation, fairly represent Target's financial position as of each such date and the results of its operations and changes in its net assets for the periods then ended.

     4.2.   Corporation represents and warrants as follows:

          4.2.1. Corporation is a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its Articles of Incorporation are on file with the Department of Assessments and Taxation of Maryland;

          4.2.2. Corporation is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

          4.2.3. Acquiring Fund is a duly established and designated series of Corporation;

          4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

          4.2.5. The Acquiring Fund Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein (including the receipt of consideration in exchange therefor exceeding their par value), will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

          4.2.6. Acquiring Fund's current prospectuses and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, Maryland law or any provision of Corporation's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Trust;

          4.2.8. Except as otherwise disclosed in writing to and accepted by Trust, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Corporation's knowledge) threatened against Corporation with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Corporation knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Corporation's board of directors (together with Trust's board of trustees, the "Boards"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by Corporation, except for
     (a) the filing with the SEC of the Registration Statement and a post-effective amendment to Corporation's registration statement on Form N1-A and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.2.11. On the effective date of the Registration Statement and at the Effective Time, the Prospectus/Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Prospectus/Statement made in reliance on and in conformity with information furnished by Trust for use therein;

          4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          4.2.13. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund have any plan or intention to redeem or otherwise reacquire any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except to the extent it is required by the 1940 Act to redeem any of its shares presented for redemption at NAV in the ordinary course of that business;

          4.2.14. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund
     (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and
     (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

          4.2.15. There is no plan or intention for Acquiring Fund to be dissolved or merged into another corporation or a business trust or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

          4.2.16. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers;

          4.2.17. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

          4.2.18. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to Acquiring Fund, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

          4.2.19. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to Acquiring Fund will have acquired Target Shares with consideration other than Acquiring Fund Shares;

          4.2.20. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended July 31, 2001, have been timely filed and all taxes payable pursuant to such returns have been timely paid;

          4.2.21. Corporation's audited financial statements for the year ended July 31, 2001, and unaudited financial statements for the six months ended January 31, 2001, to be delivered to Trust, fairly represent Acquiring Fund's financial position as of each such date and the results of its operations and changes in its net assets for the periods then ended; and

          4.2.22. If the Reorganization is consummated, Acquiring Fund will treat each Shareholder that receives Acquiring Fund Shares in connection with the Reorganization as having made a minimum initial purchase of such shares for the purpose of making additional investments therein, regardless of the value of the shares so received.

     4.3.   Each Fund represents and warrants as follows:

          4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Shares constructively surrendered in exchange therefor;

          4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares to be received by them in the Reorganization to any person related (as so defined) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

          4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

          4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

          4.3.6. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by Target immediately before the Reorganization. For the purposes of this representation, any amounts used by Target to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

          4.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares held by such Shareholder; none of the Acquiring Fund Shares received by any such Shareholder will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

          4.3.8. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of Acquiring Fund;

          4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses"); and

          4.3.10. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.16, 4.2.18, and 4.2.19 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time

5.   COVENANTS

     5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that:

          (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and

          (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing; provided that Target shall not dispose of more than an insignificant portion of its historic business assets (as defined above) during such period without Acquiring Fund's prior consent and the Investment Companies shall coordinate the Funds' respective portfolios so that the transfer of the Assets to Acquiring Fund will not cause it to fail to be in compliance with all of its investment policies and restrictions immediately after the Closing.

     5.2. Target covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     5.3. Target covenants that it will assist Corporation in obtaining information Corporation reasonably requests concerning the beneficial ownership of Target Shares.

     5.4. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Corporation at the Closing.

     5.5.    Each   Fund    covenants   to    cooperate   in   preparing    the
Prospectus/Statement in compliance with applicable federal securities laws.

     5.6. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

     5.7. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws it may deem appropriate in order to continue its operations after the Effective Time.

     5.8. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.   CONDITIONS PRECEDENT

     Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and
(c) the following further conditions that, at or before the Effective Time:

     6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards.

     6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either Investment Company may for itself waive any of such conditions.

     6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     6.4. Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

          6.4.1. Acquiring Fund is a duly established series of Corporation, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

          6.4.2. This Agreement (a) has been duly authorized, executed, and delivered by Corporation on behalf of Acquiring Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Trust on behalf of Target, is a valid and legally binding obligation of Corporation with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement and the receipt of consideration in exchange therefor exceeding their par value, will be duly authorized and validly issued and outstanding and fully paid and non-assessable;

          6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate Corporation's Articles of Incorporation or By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Corporation (with respect to Acquiring
     Fund) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Corporation (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust;

          6.4.5. To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Corporation on behalf of Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

          6.4.6. Corporation is registered with the SEC as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

          6.4.7. To Counsel's knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Corporation (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and
     (b) Corporation (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Trust.

In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.5. Corporation shall have received an opinion of Counsel substantially to the effect that:

          6.5.1. Target is a duly established series of Trust, a Business Trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with power under the Trust Agreement to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

          6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by Corporation on behalf of Acquiring Fund, is a valid and legally binding obligation of Trust with respect to Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, materially violate the Trust Agreement or Trust's By-Laws or any provision of any agreement (known to Counsel, without any independent inquiry or investigation) to which Trust (with respect to Target) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Trust (with respect to Target) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation;

          6.5.4. To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Trust on behalf of Target of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities laws;

          6.5.5. Trust is registered with the SEC as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

          6.5.6. To Counsel's knowledge (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Corporation.

In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the Commonwealth of Massachusetts, on an opinion of competent
Massachusetts   counsel,

(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.6. Each Investment Company shall have received an opinion of Counsel, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement, which Counsel may treat as representations and warranties made to it, and in separate letters addressed to Counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders constructively in exchange for their Target Shares, will qualify as a reorganization within the meaning of section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          6.6.2. Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

          6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

          6.6.4.  Acquiring  Fund's  basis  in the  Assets  will be the same as
     Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

          6.6.5.  A  Shareholder   will  recognize  no  gain  or  loss  on  the
     constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

          6.6.6. A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis for its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder held them as capital assets at the Effective Time.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7.   BROKERAGE FEES AND EXPENSES

     7.1. Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     7.2. Each Fund will bear half of the total Reorganization Expenses.

8.   ENTIRE AGREEMENT; NO SURVIVAL

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.   TERMINATION OF AGREEMENT

     This  Agreement may be terminated at any time at or prior to the Effective
Time:

     9.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before June 29, 2001; or

     9.2. By the parties' mutual agreement.

In the event of termination under paragraphs 9.1(c) or 9.2, there shall be no liability for damages on the part of either Fund, or the directors/trustees or officers of either Investment Company, to the other Fund.

10.  AMENDMENT

         This Agreement may be amended, modified, or supplemented at any time in any manner mutually agreed on in writing by the parties; provided that no such amendment shall have a material adverse effect on the Shareholders' interests.

11.  MISCELLANEOUS

     11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Maryland; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     11.3 The parties acknowledge that Trust is a Business Trust. Notice is hereby given that this instrument is executed on behalf of Trust's trustees solely in their capacities as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders or any other series of Trust but are only binding on and enforceable against Targets' assets and property. Acquiring Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to Target's assets and property in settlement of such rights or claims and not to such trustees, officers, or shareholders..

     11.4. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.


                                        USAA INVESTMENT TRUST,
                                        on behalf of its series,
                                        USAA Income Strategy Fund



                                        By:
                                              -------------------------
                                              Christopher W. Claus
                                              President





                                        USAA MUTUAL FUND, INC.,
                                        on behalf of its series,
                                        USAA Income Fund



                                         By:
                                               -------------------------
                                               Christopher W. Claus
                                               President

                                                                      APPENDIX B

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                           (FROM USAA USAA INCOME FUND
                          ANNUAL REPORT TO SHAREHOLDERS
                              DATED JULY 31, 2001)

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]                          "WE AT USAA INVESTMENTS
                                           ARE WATCHING ECONOMIC INDICATORS
                                             CLOSELY FOR POSITIVE CHANGES
                                                   IN THE ECONOMY."


--------------------------------------------------------------------------------

               At the end of your Fund's annual report period, we were in the midst of a summer marked by poor market conditions and signs of a flagging economy, including weak corporate earnings and substantial work force reductions by companies nationwide. It was indeed a long, hot summer--one that continued a period of uneasiness that began more than a year ago. The question is, Have we seen the bottom?

               At this point, we believe the market is also unsure whether the economy has truly bottomed out and is on its way to recovery. We think that, understandably, the market still has a healthy skepticism about the state of our economy.

               Although no one can truly predict the timing of market swings, we know from history that poor markets do not last forever. We at USAA Investments are watching economic indicators closely for positive changes in the economy.

               As of this writing, the Federal Reserve Board (the Fed) had reduced the federal funds rate seven times since January 2001, bringing it down to 3.5%--the lowest rate since spring 1994. Typically, a six- to 12-month lag exists between a Fed rate cut and its impact on our economy. We hope to see the increasingly stimulative effects of these cuts over the next several months.

               Another element contributing to potential recovery is the aggressive tax relief plan launched by the federal government. This significant tax cut has resulted in income tax rebates for consumers and lower tax brackets, which will be reduced even further over the next several years.

               Potential outcomes of these economic stimulators include growth in the gross domestic product (GDP), lower unemployment levels, a boost in consumer confidence, and improved corporate earnings.

....CONTINUED
-------------------------------------------------------------------------------

               In our view, the key factor that could slow a recovery is a continued lull in corporate earnings and, consequently, capital spending. If this lull persists, it will continue to make life tough for technology companies and related industries. In short, the slump could continue until corporate America gains enough confidence to start spending again.

               There are, however, some signs that a recovery may happen sooner rather than later. The index of leading economic indicators rose in July for the fourth consecutive month. Although it is not a perfect indicator, a three-month consecutive rise in this index typically has signaled the beginning of economic recovery or expansion. In addition, the purchasing managers' index (PMI), which reflects conditions in the economy's manufacturing sector, rose significantly in August to a level consistent with 1.9% real GDP growth. If economic stimulators are successful and these indexes are correct, we could see improvements late in the fourth quarter of 2001 or in the first quarter of 2002.

               Whatever the market situation, we are committed to providing our perspectives on the market and other information that may help you determine and plan your investment goals. We'll work hard to earn your continued business.

               On behalf of the entire team at USAA Investments, I appreciate the opportunity to serve you.

               Sincerely,

               \s\ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               THE INDEX OF LEADING ECONOMIC INDICATORS IS A COMPOSITE INDEX COMPILED BY THE U.S. DEPARTMENT OF COMMERCE THAT TRACKS PREVIOUSLY REPORTED DATA OF 11 LEADING INDICATORS, INCLUDING (BUT NOT LIMITED TO) BUILDING PERMITS, CAPITAL GOODS ORDERS, AVERAGE WORK WEEK, AND CONSUMER GOODS ORDERS. THE INDEX ATTEMPTS TO MEASURE OR PREDICT FUTURE ECONOMIC ACTIVITY.

               THE PURCHASING MANAGERS' INDEX (PMI) IS A COMPOSITE INDEX COMPILED BY THE NATIONAL ASSOCIATION OF PURCHASING MANAGERS
               (NAPM) BASED ON SEASONALLY ADJUSTED INDEXES FOR FIVE ECONOMIC INDICATORS IN THE MANUFACTURING SECTOR: NEW ORDERS, PRODUCTION, SUPPLIER DELIVERIES, INVENTORIES, AND EMPLOYMENT.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

....CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


                      CUMULATIVE PERFORMANCE COMPARISON
                      ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Income Fund, the Lehman Brothers Aggregate Bond Index, and the Lipper Corporate Debt Funds A-Rated Average for the period of 07/31/1991 through 07/31/2001. The data points from the graph are as follows:

               USAA INCOME         LEHMAN BROTHERS      LIPPER CORP. DEBT FUNDS
                  FUND          AGGREGATE BOND INDEX       A-RATED AVERAGE
               -----------      --------------------    -----------------------

07/31/91         $10,000              $10,000                  $10,000
01/31/92          10,856               10,803                   10,887
07/31/92          11,685               11,478                   11,645
01/31/93          12,271               11,988                   12,157
07/31/93          13,086               12,645                   12,955
01/31/94          13,322               13,084                   13,453
07/31/94          12,645               12,657                   12,824
01/31/95          12,932               12,781                   12,886
07/31/95          14,117               13,936                   14,103
01/31/96          15,679               14,947                   15,206
07/31/96          14,933               14,708                   14,838
01/31/97          15,854               15,434                   15,596
07/31/97          16,748               16,291                   16,510
01/31/98          17,783               17,090                   17,271
07/31/98          18,375               17,573                   17,724
01/31/99          19,206               18,469                   18,475
07/31/99          18,449               18,010                   17,868
01/31/00          18,370               18,128                   17,902
07/31/00          19,576               19,085                   18,659
01/31/01          21,209               20,634                   20,101
07/31/01          22,290               21,507                   20,968

DATA FROM 07/31/91 THROUGH 07/31/01.


               The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the broad-based Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt Funds A-Rated Average. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/credit index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Corporate Debt Funds A-Rated Average is the average performance level of all corporate A-rated debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund

[Photograph of the Portfolio
Manager appears here.]        Margaret "Didi" Weinblatt, Ph.D., CFA

--------------------------------------------------------------------------------

HOW DID THE USAA INCOME FUND PERFORM?

               It's a pleasure to report on the USAA Income Fund for its fiscal year ending July 31, 2001. Your Fund returned 13.86% versus the Lipper Corporate Debt Funds A-Rated category average of 11.77% and the Lehman Brothers Aggregate Bond Index return of 12.69%. Lipper Analytical Services ranked the Fund 18 out of 178 funds in the Corporate Debt Funds A-Rated category for the one-year period ending July 31, 2001. Lipper rankings are based on total returns.

               Since January 2001, your Fund's regular monthly dividend per share has been 6.6 cents.

WHAT MARKET CONDITIONS AFFECTED THE FUND DURING THE PERIOD?

               Slowing  economic growth prompted the Federal Reserve Board (the
               Fed) to undertake one of the most aggressive cycles of monetary easing in its history. Between January and July, the Fed lowered interest rates by a total of 2.75% in six moves. In August the Fed reduced rates an additional 0.25%.

               Fed policy has the most effect on short-term yields, but the market determines long-term interest rates. For this reason, short-term rates declined substantially more than long-term rates during this period of Fed easing.


               LIPPER ANALYTICAL SERVICES RANKED THE FUND 2 OUT OF 117 FUNDS AND 7 OUT OF 44 FUNDS IN THE CORPORATE DEBT FUNDS A-RATED CATEGORY FOR THE FIVE- AND 10-YEAR PERIODS ENDING JULY 31, 2001, RESPECTIVELY.

               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO THE BOTTOM OF PAGE 8 FOR THE LIPPER AVERAGE AND LEHMAN BROTHERS INDEX DEFINITIONS.

....CONTINUED
--------------------------------------------------------------------------------

               The chart below shows the Treasury yield curve (the plot of yields versus maturities for Treasury bills, notes, and bonds) for the beginning and ending dates of our reporting period. On July 31, 2000, yields were relatively flat, with short-term yields higher than long-term yields, called an inverted yield curve. A year later, the yield curve regained its normal slope, with long-term yields higher than short-term yields. During the year, yields on long-term (30-year) Treasuries declined by 0.28%; yields on 10-year Treasuries declined by 1%; and yields on five-year Treasuries declined by 1.63%.


                             HISTORICAL YIELD CURVE
                             ----------------------

A chart in the form of a line graph appears here, illustrating the yield curve for the period 07/31/2000 through 07/31/2001. The data points from the graph are as follows:

                 07/31/2000        07/31/2001        CHANGE
                 ----------        ----------        ------

3 month              6.19%             3.52%         -2.67%
6 month              6.35%             3.44%         -2.91%
1 year               6.04%             3.41%         -2.63%
2 year               6.28%             3.78%         -2.50%
5 year               6.14%             4.51%         -1.63%
10 year              6.04%             5.04%         -1.00%
30 year              5.78%             5.50%         -0.28%



               During such periods of yield curve reshaping, a large component of return is determined by the position of Fund investments along the yield curve. Because bond prices move inversely with yields, shorter-term securities outperformed longer-term securities during the period. Your Fund's performance was helped by its relatively underweight position in longer-term securities.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

               As interest rates fell, mortgage-backed securities began to suffer from what is known as prepayment risk--the risk that the mortgagor (borrower) refinances the mortgage, exercising the option of paying it off. In a falling-rate environment, the mortgage holder is then forced to reinvest the proceeds at the available (lower) rates. At the same time, corporate bond spreads were relatively wide. So, we reduced our position in mortgage- backed securities and added to our position in intermediate- maturity corporate bonds. We also added a position in Treasury inflation-protected securities (TIPS). Both moves paid off. Investment-grade corporate bonds posted their best relative returns in almost a decade. And despite tame inflation, TIPS posted strong returns.

....CONTINUED
-------------------------------------------------------------------------------
                             COMMENTARY on the Fund
WHAT IS THE OUTLOOK?

               Usually a lag of six to 12 months exists between a Fed action and its effect on the economy. The monetary stimulus already in the pipeline, together with the fiscal stimuli of $1.35 trillion in tax cuts and lower energy prices, could set the stage for the continuation of the longest economic expansion in history. The current steep slope of the Treasury yield curve shown on the chart on page 11 indicates that the bond market expects stronger economic growth in the future.

               To date, the consumer seems to be holding up well in the face of announced layoffs and slower economic growth. Consumer sentiment is an important indicator of economic well-being, because consumer spending is two-thirds of the nation's output. As of this writing, consumer sentiment seems to have stabilized. Although the U.S. economy may face a period of slower economic growth, it may be able to avoid an outright recession.

               Speaking for myself and our team of traders and analysts, it's a privilege to be given the opportunity to serve you. Thank you for your confidence and support.


                             10-YEAR TREASURY YIELDS
                             -----------------------

A chart in the form of a line graph appears here, illustrating the yields of 10-year Treasury securities for the period 07/31/2000 through 07/31/2001. The data points from the graph are as follows:

07/31/00          6.04%
08/15/00          5.80%
08/31/00          5.74%
09/15/00          5.84%
09/29/00          5.80%
10/16/00          5.75%
10/31/00          5.76%
11/15/00          5.71%
11/30/00          5.45%
12/15/00          5.18%
12/29/00          5.11%
01/15/01          5.25%
01/31/01          5.15%
02/15/01          5.19%
02/28/01          4.91%
03/15/01          4.81%
03/30/01          4.93%
04/16/01          5.29%
04/30/01          5.33%
05/15/01          5.49%
05/31/01          5.40%
06/15/01          5.24%
06/29/01          5.40%
07/16/01          5.18%
07/31/01          5.04%


     The graph illustrates the yields on 10-year Treasury securities during the last annual period.

                             USAA MUTUAL FUND, INC.
                                     PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

          Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

     a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant.

     b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed that, (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent, or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent, or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, or its equivalent creates a rebuttable presumption that the director, officer, agent, or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent, or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent, or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances even if the appropriate standard of conduct set forth above was not met.

          Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefore and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

          Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.        EXHIBITS.

 Exhibit
 Number                     Description
-------------------------------------------------------------------------------

  (1) Articles of Incorporation dated October 10, 1980. Incorporated by reference to Post-effective Amendment No. 38 and filed with the Securities and Exchange Commission on September 29, 1995.


  (2) By-laws, as amended September 17, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

  (3)          Not Applicable

  (4) Agreement and Plan of Reorganization and Termination. Filed herewith.

  (5)          Not Applicable

  (6)     (a)  Advisory  Agreement  dated  August  1,  2001.   Incorporated  by
               reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

          (b) Administration and Servicing Agreement dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

  (7) Underwriting Agreement dated July 25, 1990. Incorporated by reference to Post-Effective Amendment No. 38 and filed with the Securities and Exchange Commission on September 29, 1995.

  (8)          Not Applicable

  (9)          Amended  and  Restated  Custodian  Agreement dated July 1, 2001.
               Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

  (10)         Not Applicable

  (11) Opinion and Consent of Kirkpatrick & Lockhart LLP. Filed herewith.

  (12) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding certain tax matters. To be filed by amendment.

  (13)    (a)  Transfer Agency Agreement  dated  January 23, 1992. Incorporated by reference to Post-Effective Amendment No. 38 and filed with the Securities and Exchange Commission on September 29, 1995.

          (b) Transfer Agency Fee Schedule dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

  (14)         Consent of KPMG LLP, Independent Auditors. Filed herewith.

 Exhibit
 Number                     Description
-------------------------------------------------------------------------------

  (15)         Not Applicable

  (16)         Power of  Attorney  for  Robert G. Davis  dated  July 19,  2000.
               Incorporated by reference to Post-Effective Amendment No. 54 and filed with the Securities and Exchange Commission on August 4, 2000. Powers of Attorney for David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr dated April 18, 2000. Incorporated by reference to Post-Effective Amendment No. 53 and filed with the Securities and Exchange Commission on April 28, 2000. Power of Attorney for Laura T. Starks dated February 15, 2001. Incorporated by reference to Post-Effective Amendment No. 57 and filed with the Securities and Exchange Commission on April 30, 2001. Power of Attorney for Christopher W. Claus dated May 18, 2001. Incorporated by reference to Post-Effective Amendment No. 58 and filed with the Securities and Exchange Commission on May 18, 2001. Power of Attorney for David M. Holmes dated September 27, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

  (17)         Not Applicable

ITEM 17.        UNDERTAKINGS

   (1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus, which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1993, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) Registrant hereby undertakes to file a post-effective amendment to this registration statement on Form N-14, containing an opinion of counsel supporting the tax consequences of the reorganization described herein within a reasonable time after receipt of such opinion.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, USAA MUTUAL FUND, INC. has duly caused the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in San Antonio, Texas on the 22 day of February, 2002.

                                        USAA MUTUAL FUND, INC.

                                        By:
                                                       *
                                        -----------------------------------
                                        Christopher W. Claus
                                        President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  the
Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                          TITLE                            DATE


              *
___________________________   Chairman of the                 February 22, 2002
Robert G. Davis               Board of Directors

              *
___________________________   Vice Chairman of the Board      February 22, 2002
Christopher W. Claus          of Directors and President
                              (Principal Executive Officer)

              *
___________________________   Treasurer (Principal            February 22, 2002
David Holmes                  Financial and
                              Accounting Officer)

              *
___________________________   Director                        February 22, 2002
David G. Peebles

              *
___________________________   Director                        February 22, 2002
Robert L. Mason

              *
___________________________   Director                        February 22, 2002
Michael F. Reimherr

              *
___________________________   Director                        February 22, 2002
Richard A. Zucker

              *
___________________________   Director                        February 22, 2002
Barbara B. Dreeben


___________________________   Director                        February 22, 2002
Laura T. Starks

*By: /s/ Mark S. Howard
  Mark S. Howard, Attorney-in-Fact, under Powers of Attorney dated April 18, 2000, incorporated by reference to Post-Effective Amendment No. 53, and filed with Securities and Exchange Commission on April 28, 2000; July 19, 2000, incorporated by reference to Post-Effective Amendment No. 54, and filed with Securities and Exchange Commission on August 4, 2000; February 15, 2001, incorporated by reference to Post-Effective Amendment No. 57, and filed with Securities and Exchange Commission on April 30, 2001; May 18, 2001, incorporated by reference to Post-Effective Amendment No. 58, and filed with Securities and Exchange Commission on May 18, 2001; and September 27, 2001, incorporated by reference to Post-Effective Amendment No. 59, and filed with Securities and Exchange Commission on October 1, 2001.

                            USAA MUTUAL FUND., INC.
                                   FORM N-14

                               INDEX TO EXHIBITS


                                                                   Sequentially
Exhibit                                                            Numbered
Number         Description                                         Page
-------------------------------------------------------------------------------

   (1)         Articles of Incorporation  dated  October 10, 1980.
               Incorporated by reference to Post-effective Amendment
               No. 38 and filed with the Securities and Exchange Commission on September 29, 1995.

   (2) By-laws, as amended September 17, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

   (3)         Not Applicable

   (4)         Agreement and Plan of Reorganization and Termination.
               Filed herewith.                                               xx

   (5)         Not Applicable

   (6)    (a)  Advisory Agreement dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

          (b) Administration and Servicing Agreement dated August 1, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

   (7) Underwriting Agreement dated July 25, 1990. Incorporated by reference to Post-Effective Amendment No. 38 and filed with the Securities and Exchange Commission on September 29, 1995.

   (8)         Not Applicable

   (9)         Amended and Restated Custodian Agreement dated July 1, 2001.
               Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

   (10)        Not Applicable

   (11)        Opinion and Consent of Kirkpatrick & Lockhart LLP.
               Filed herewith.

   (12)        Opinion and Consent of Kirkpatrick & Lockhart LLP regarding
               certain tax matters. To be filed by amendment.                xx

   (13)   (a)  Transfer Agency Agreement dated January 23, 1992.
               Incorporated by reference to Post-Effective Amendment No. 38 and filed with the Securities and Exchange
               Commission on September 29, 1995.

          (b)  Transfer Agency Fee Schedule dated August 1, 2001.
               Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange
               Commission on October 1, 2001.

   (14)        Consent of KPMG LLP, Independent Auditors.
               Filed herewith.                                               xx

   (15)        Not Applicable

   (16)        Power of  Attorney  for  Robert G. Davis  dated  July 19,  2000.
               Incorporated by reference to Post-Effective Amendment No. 54 and filed with the Securities and Exchange Commission on August 4, 2000. Powers of Attorney for David G. Peebles, Robert L. Mason, Richard A. Zucker, Barbara B. Dreeben, Michael F. Reimherr dated April 18, 2000. Incorporated by reference to Post-Effective Amendment No. 53 and filed with the Securities and Exchange Commission on April 28, 2000. Power of Attorney for Laura T. Starks dated February 15, 2001. Incorporated by reference to Post-Effective Amendment No. 57 and filed with the Securities and Exchange Commission on April 30, 2001. Power of Attorney for Christopher W. Claus dated May 18, 2001. Incorporated by reference to Post-Effective Amendment No. 58 and filed with the Securities and Exchange Commission on May 18, 2001. Power of Attorney for David M. Holmes dated September 27, 2001. Incorporated by reference to Post-Effective Amendment No. 59 and filed with the Securities and Exchange Commission on October 1, 2001.

   (17)        Not Applicable